NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Dividend yield	0.00%	0.00%
Weighted average grant date fair value (in Dollars per share)	$ 1.17	$ 1.47
Minimum [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate		1.08%
Stock price volatility	95.72%	109.30%
Expected life	5 years	5 years
Maximum [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate		2.04%
Stock price volatility	107.17%	122.82%
Expected life	10 years	10 years